Income Taxes - Provision (Benefit) for Income Taxes (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Current:
Total Current	$ 209,000	$ 286,000	$ 260,000
Deferred:
Total Deferred	(45,000)	(36,000)	(36,000)
Provision for income taxes	165,000	250,000	223,000
United Kingdom ("U.K.")
Current:
Domestic	1,000	4,000	4,000
Deferred:
Domestic	0	1,000	0
United States ("U.S.")
Current:
Foreign	31,000	88,000	86,000
Deferred:
Foreign	(43,000)	(21,000)	(44,000)
Italy
Current:
Foreign	158,000	163,000	131,000
Deferred:
Foreign	(3,000)	0	19,000
Other
Current:
Foreign	20,000	31,000	39,000
Deferred:
Foreign	$ 1,000	$ (16,000)	$ (11,000)